Other investments	12 Months Ended
Dec. 31, 2024
Disclosure of information about unconsolidated structured entities controlled by investment entity [abstract]
Other investments

23. Other investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2024 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2023 £m
At 1 January	931	206	1,137	1,153	314	1,467
Exchange adjustments	4	4	8	(26)	(15)	(41)
Additions	70	38	108	93	29	122
Net fair value movements through other comprehensive income	(107)	–	(107)	(253)	–	(253)
Net fair value movements through profit or loss	–	29	29	–	(122)	(122)
Held for sale	–	–	–	(16)	–	(16)
Disposals	(55)	(20)	(75)	(20)	–	(20)
31 December	843	257	1,100	931	206	1,137
Non-current other investments comprise non-current equity investments which are recorded at fair value at each balance sheet date. For investments traded in an active market, the fair value is determined by reference to the relevant stock exchange quoted bid price. For other investments, the fair value is estimated by management with reference to relevant available information, including the current market value of similar instruments, recent financing rounds and discounted cash flows of the underlying net assets. Net fair value movements include the impact of exchange gains of £2 million through other comprehensive income and £nil through profit or loss (2023: exchange losses of £37 million through other comprehensive income and £nil through profit or loss).
Other investments include listed investments of £646 million (2023: £741 million).
GSK has elected to designate the majority of its equity investments as measured at fair value through other comprehensive income
(FVTOCI). The most significant of these investments held at 31 December 2024 were in Wave life Sciences Ltd, which had a fair value at 31 December 2024 of £165 million (2023: £55 million) and Crispr Therapeutics AG which had a fair value at 31 December
2024 of £101 million (2023: £158 million). The other investments include equity stakes in companies with which GSK has research collaborations and in companies which provide access to biotechnology developments of potential interest.
On disposal of equity investments measured at FVTOCI, the accumulated fair value movements are reclassified from the fair value reserve to retained earnings. Investments measured at FVTOCI with a fair value of £55 million (2023: £20 million) were disposed of during the year. The cumulative profit on these investments after tax was £14 million (2023: loss of £26 million).
Certain other investments, such as investments in funds with limited lives and investments acquired with an intention to sell, are measured at fair value through profit or loss (FVTPL). The most significant of these investments held at 31 December 2024 was SR
One Capital Fund I-B, LP which had a fair value at 31 December 2024 of £135 million (2023: £102 million).